UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Address of principal executive offices) (Zip code)

James B Potkul, Potkul Capital Management LLC.

 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:      December 31

Date of reporting period:   December 31,  2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

A No Load Capital Appreciation Fund

BABFX

Annual Report

December 31, 2008

Phone: (888) 476-8585

(440) 922-0066

Http://www.BreadandButterFund.com

Dear Fellow Shareholders,

The Bread & Butter Fund generated a total return of (-18.49%) with dividends reinvested and the net asset value (NAV) was $8.42 for the year ending December 31, 2008. This compared to a return of (-37%) for the S&P 500 Index with dividends reinvested. The fund paid a dividend distribution of .03229.

Did the fund perform as expected?   It does depend on the comparative benchmarks, but I did give some guidance in the Fund’s first Annual Report in 2005:

“Some of our investments may behave similar to the market in the short-term due to being included in the S & P 500 Index.  Just because the Fund is buying a cheap investment does not mean it cannot go lower in price.  During abrupt panics in the stock market, some of our investments may go down percentage-wise just as much or more as the Index.

It is my projected expectation however, that the Fund will likely outperform by a wider margin in down markets. On the other-hand, in very strong up markets, the Fund will probably under-perform and lag behind.  It is my experience that this is just the nature of Contrarian/Value investing.”

Since inception October 2005, the Fund has outperformed the S&P 500 Index by a 2.98% annualized margin. For 2008, the Fund outperformed the S&P 500 Index by an 18.51% margin. The Fund’s negative performance was a disappointment, but in comparison to the performance of our benchmark it has met its expectation.

Could the fund have performed better? Absolutely, but the performance of the Indices was the worse since 1937 when it dropped (-38.59%). In addition, most asset classes had significant losses which includes corporate as well as municipal bonds. The Fund did perform well on a relative basis which was due to our strict adherence to the Contrarian/Value Strategy. This projection is what I indicated in the 2005Annual Report.

Currently I do not believe we are being sufficiently compensated in the market, through low enough valuations to accept the risks building in the economy. Some of the risks I am referring to are the credit risk associated with a leveraged consumer, sustained high energy prices, low interest spreads between treasuries and high yield debt, record level of corporate profitability and fiscal and trade deficits that are growing. These imbalances cannot go unchecked forever. At some point an adjustment will take hold.

Over the past three years the Fund has held larger than normal cash positions due to a lack of investments meeting the Fund’s strategy. This, along with avoiding bubble areas of the market such as levered financials, helped the Fund to meet relative expectations. At the end of September 2008, the Fund had over 38% in cash. Today the cash position is about 6%. This is a good indicator of how stock values have improved markedly over this period. Currently, investors are flocking to the safety of treasury bills and money markets even though rates are near zero % returns. Investors are more concerned about the return of principal as opposed to the return on principal. This is a typical reaction by investors in times of distress.

During the year ended December 31, 2008, the Fund added to current holdings as well as purchasing new securities. The Fund added to our core positions in Berkshire Hathaway, Diageo, Loews Corp. and Philip Morris International, all at excellent valuations for long term appreciation.

Over the last six months ended December 31, 2008, the Fund purchased new positions in American National Insurance, C N A Financial Corp., Diageo PLC ADR, Ensco International, HRP Property Trust preferreds, Manpower, Rowan Cos., StatoilHydro ASA ADR., Teekay Corp., and White Mountains Insurance. The Fund invested a large percentage of cash in two sectors: energy and small insurance companies. In the case of energy, the Fund purchased two off shore drilling rig companies, Ensco and Rowan, at or below replacement cost. In addition, the Fund purchased StatoilHydro ASA ADR at a very favorable valuation to oil and natural gas reserves as well as giving a hedge to long term dollar depreciation. The insurance investments were purchased at a large discount to book value. Many of these insurance companies have smaller market capitalizations and are less liquid in terms of trading volume. Since these insurance companies are trading at a large discount to book value and investing mainly in investment grade corporate and municipal bonds, it was an opportune time to take advantage of the discounted bond prices. It is our belief that these insurance companies will benefit from the capital constraints within the industry, firming premiums and the lack of distressed assets in their investment portfolios. I expect these insurance company stock prices to recover to more normal price to book values over time.

The Fund sold shares in General Electric due to the major weakness in the GE Capital divisions. This situation became evident when the commercial paper market froze up. GE responded by raising additional capital through a dilutive stock sale while refusing to cut the unrealistically high dividend in order to build capital.

For the six month period ending December 31, 2008, the key positive contributor to the Fund’s return was Walmart. Conversely, the key holdings that detracted the most from the Fund’s return over the same period were Conoco Philips, Encana Corp., El Paso, News Corp and Time Warner.

In applying the Fund’s strategy in the current market environment, I have raised the bar and will be seeking investments meeting stricter valuation parameters. Since there will be an enormous amount of cheap quantitative investment ideas going forward, I will pay particular attention to the qualitative characteristic of industries and individual companies.

A Few Current Market Observations

It is our belief the economy has entered a once in a lifetime set of economic conditions built in large part by the enormous expansion of debt throughout the economy over the last two decades. The economy is resetting to a lower level of demand from businesses and consumers as the deleveraging of the economy evolves over the next decade. As I mentioned in the 2007 annual report, the only period of time where total debt to GDP compared to today’s excessive levels was in the early 1930’s. The graph below gives a good depiction of this enormous debt expansion.

Source: Creditwritedowns.com

 Based on historical precedent, the stock market appears to be trading at a favorable valuation. One measurement of stock valuation I believe is a good historical representation is the Q-Ratio. The Q-Ratio is a method of estimating the fair value of the stock market defined as the total price of the market divided by the replacement cost of all its companies.  Currently the Q-Ratio is trading in the mid 80’s percent of its replacement cost. History has shown that current market valuation is quite attractive, but in periods of great economic distress such as the 1930’s and the 1970’s - early 1980’s periods, the ratio has traded down to the 40% to 50% of replacement cost range. Since I believe we are in extraordinary times, it is possible that the markets could overshoot to the downside.  It is difficult to predict such an outcome, but this will be a consideration when investing the Fund’s assets.

Thank you for your continued support of the Bread & Butter Fund. Please do not hesitate to contact us with any questions or comments

Respectfully Submitted,

James B. Potkul

President – Chief Investment Officer

The discussion of Fund investments represent the views of the Fund’s manager at the time of this report and are subject to change without notice. References to individual securities are for informational purposes only and should not be construed as recommendations to purchase or sell individual securities.

BREAD & BUTTER FUND, INC.

*Top Ten Holdings and Asset Allocation

December 31, 2008

     Top Ten holdings

     Asset Allocation

      (% of Net Assets)

 % of Net Assets)

============================               ===============================

Loews Corp.            10.23%

             Insurance                18.42%

Philip Morris Int’l     7.20%

             Energy                   15.83%

Berkshire Hathaway B    5.32%

 Diversified Holding Co   15.55%

Diageo PLC ADR          5.28%

             Consumer Products        12.48%

Montpelier RE Holdings  5.21%              Media/Entertainment       7.68%

Time Warner             5.20%              Financial/Banking         5.77%

Rowan Companies Inc.    4.93%              Healthcare/Pharmaceutical 4.40%

Pfizer Inc.             4.40%              Retail                    3.48%

Mercer Insurance Group  3.92%              REIT Preferreds           3.35%

Mitsubishi UFJ Fncl ADR 3.85%              Transportation            3.05%

                       =======

                       55.54%              Business Services         1.76%

                                           Short-Term Investments    3.50%

                                           Other assets

                                           Less liabilities, net     4.73%

                                                                  =========

                         100.00%

*Portfolio holdings are subject to change and are not recommendations of individual stocks.

The Following chart gives a visual breakdown of the Bread & Butter Fund by the industry sectors the underlying securities represent as a % of the net assets of the fund as of 12/31/2008

Other Assets less Liabilities 4.73%
Cash Equivalents 3.50%
Financials 5.77%
Energy 15.83%
Retail 3.48%
REIT Preferred 3.35%
Insurance 18.42%
Media/Entertainment 7.68%
Health/Pharmceutical 4.40%
Diversified Holding Co. 15.55%
Business Services 1.76%
Consumer Products 12.48%
Transportation 3.05%

Bread & Butter Fund vs S&P 500 Index

Based on $10,000 Initial Investment

For the period 10/31/2005-12/31/2008

15,000.00
10,000.00
5,000.00
-
Bread & Butter Fund
S&P 500 Index
$8,830
$7,990
Oct-05
Jan-06
Apr-06
Jul-06
Oct-06
Jan-07
Apr-07
Jul-07
Oct-07
Jan-08
Apr-08
Jul-08
Oct-08

Average Annual Rate of Return (%)

For the period ended December 31, 2008

                       1 year       3 year  Since inception (10/31/2005)

Bread & Butter Fund*                      (18.49%)             (4.61%)                (3.85%)

S&P 500 Index**                               (37.00%)              (8.35%)                (6.83%)

The performance information shown represents past performance and should not be interpreted as indicative of the Fund’s future performance. Return and share price will fluctuate so that shares when redeemed may be worth more or less than the original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on redemption of Fund shares. For performance information current to the most recent month please visit our website at www.breadandbutterfund.com of call 1-888-476-8585 or 440-922-0066.

*this chart assumes an initial investment of $10,000 made on 10/31/2005 (commencement of operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and all other distributions.

**The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of the 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

BREAD & BUTTER FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES

December 31, 2008

                               Shares   Historical Cost      Value

                               ------   ---------------      ------

COMMON STOCKS – 91.77%

Diversified Holding Cos. – 15.55%

--------------------------------

  Berkshire Hathaway Cl B*         16    $  46,720         $  51,424

  Loews Corp.                   3,500      116,833            98,875

                                           --------          --------

                                           163,553           150,299

Business Services  -   1.76%

--------------------------------

   Manpower Inc. (France)         500       21,352            16,995

                                           --------          --------

                                            21,352            16,995

Consumer Products – 12.48%

-------------------------------------

  Diageo PLC ADR                  900       56,426            51,066

  Philip Morris International   1,600       73,258            69,616

                                           --------          --------

                                           129,684           120,682

Energy   - 15.83%

------------------

  ConocoPhillips                  550       32,619            28,490

  El Paso Corporation           3,500       32,875            27,405

  EnCana Corp. (Canada)           400       26,497            18,592

  Ensco International Inc.        500       13,842            14,195

  Rowan Companies Inc.          3,000       71,848            47,700

  StatoilHydro ADR              1,000       15,987            16,660

                                           --------          --------

                                           193,668           153,042

Financials/Banking – 5.77%

-------------------

  American Express              1,000       42,742            18,550

  Mitsubishi UFJ Financial ADRF 6,000       65,075            37,260

  (Japan)

                                            -------          --------

                                           107,817            55,810

Healthcare-Pharmaceutical – 4.40%

----------------------

  Pfizer Incorporated           2,400       50,588            42,504

                                           --------          --------

                                            50,588            42,504

Insurance  - 18.42%

-------------------

  American National Insurance     500     $ 37,420          $ 36,865

  C N A Financial Corp.         2,000       35,485            32,880

  Mercer Insurance Group        3,000       54,042            37,920

  Montpelier RE Holdings        3,000       49,414            50,370

  White Mountains Insurance        75       29,557            20,033

                                           --------          --------

                                           205,918           178,068

Media/Entertainment – 7.68%

----------------------------

  News Corp. Ltd. B             2,500       37,502            23,950

  Time Warner Inc.              5,000       91,646            50,300

                                           ---------         --------

                                           129,148            74,250

REIT Preferreds  - 3.35%

---------------------------

  HRPT Ppty Prf  B              1,000       12,009            12,350

  HRPT Ppty Prf  D              2,000       16,409            20,000

                                           --------          --------

                                            28,418            32,350

Retail   –   3.48%

--------------------------

  Walmart Stores Inc              600       25,750            33,636

                                           --------          --------

                                            25,750            33,636

Transportation  -  3.05%

--------------------------

  Teekay Corp.                  1,500       22,187            29,475

                                           --------          --------

                                            22,187            29,475

TOTAL COMMON STOCKS                      1,078,083            887,111

                                          ---------          --------

SHORT-TERM INVESTMENTS –  3.50%

--------------------------------

  Schwab Treasury Money Market 33,846       33,846            33,846

                                           --------          --------

TOTAL SHORT-TERM INVESTMENTS                33,846            33,846

                                           --------          --------

TOTAL INVESTMENTS                       $1,111,929           920,957

                                         ==========

OTHER ASSETS AND LIABILITIES – 4.73%                         45,699

                                                             --------

NET ASSETS - 100.00%                                       $ 966,656

                                                            =========

*Non-income producing for the period.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Statement of Assets and Liabilities

December 31, 2008

Assets

Investments in Securities, at value (cost $1,111,929)     $  920,957

Cash                                                          23,567

Receivable for Securities sold                                20,323

Dividends and Receivable                                       1,809

                                                          -----------

      Total Assets                                           966,656

Liabilities

Accrued Expenses                                                -

                                                           ----------

Net Assets                                                   966,656

                                                           ----------

Composition of Net Assets:

   Common Stock, at $.001 par value                              115

   Paid in Capital                                         1,179,035

   Undistributed net investment income                           270

   Accumulated net realized loss on investments              (21,792)

   Net unrealized depreciation of securities                (190,972)

                                                           ----------

Net Assets (equivalent to $8.42 per share based

on 114,763 shares outstanding) (Note 4)                   $  966,656

                                                           ==========

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC

Statement of Operations

For the year ended December 31, 2008

Investment Income

Dividends – Money Funds                                     $  4,653

Dividends (A)(B)                                              14,836

                                                             --------

   Total Income                                               19,489

                                                             --------

Expenses

Investment Advisory Fee (Note 2)                              11,091

Professional Fees                                             10,800

Software                                                       4,695

Registration Fees                                              2,360

Legal Services                                                   500

Insurance                                                        542

Taxes                                                            520

Postage and Printing                                              46

Director Fees                                                     44

                                                             --------

    Total Expenses                                            30,598

Less, fees waived and expenses reimbursed

by adviser (Note 2)

 (15,071)

                                                             --------

    Net Expenses                                              15,527

Net Investment Income                                          3,962

                                                             --------

Realized and Unrealized Gain (Loss) from Investments

     Net realized gain (loss) on investment securities       (21,792)

     Net decrease in unrealized depreciation on

     Investment securities                                  (199,830)

                                                             --------

Net realized and unrealized gain (loss) from investments    (221,622)

                                                             --------

Net increase (decrease) in net assets resulting

From operations                                            $(217,660)

                                                             --------

(A)

Net of foreign withholding taxes of $179

(B)

Net of Return of Capital Dividend of $2,890

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Statements of Changes in Net Assets

                                                   For   the   years   ended

                                                   Dec 31, 2008  Dec 31, 2007

                                                  -------------  ------------

Increase (Decrease) in net assets from operations

Net investment income                              $    3,962    $   12,708

Net realized gain(loss)from investment transactions   (21,792)        4,206

Capital gain distributions from portfolio companies       -             800

Unrealized appreciation (depreciation) of

Investment securities                                (199,830)      (73,374)

                                                      --------      --------

Net increase (decrease) in net assets resulting from

   operations                                        (217,660)      (55,660)

Distributions to shareholders from;

 Net Investment Income                               (3,692)      (12,708)

 Capital Gains                                            -         (4,475)

 Tax return of capital distribution                       -         (8,661)

                                                      --------      --------

 Total Distributions                                 (3,692)      (25,844)

                                                      --------      --------

Capital Share transactions (Note 4)                    36,817       266,183

                                                      --------      --------

   Total increase(decrease)in net assets             (184,535)      184,679

Net Assets

   Beginning of period (including undistributed     1,151,191       966,512

   Net investment income of $270, and $0            ----------      --------

   respectively)

   End of year period                              $  966,656    $1,151,191

                                                    ==========    ==========

The accompanying notes are an integral part of these financial statements

BREAD & BUTTER FUND, INC.

Financial Highlights

For share of capital stock outstanding throughout the period

                                                    2008      2007    2006   2005*

PER SHARE DATA:

Net Asset Value, Beginning of period              $10.37    $11.03  $10.15  $10.00

Income from Investment Operations:

Net Investment Income **                             .04       .13     .14     .02

Net Realized and Unrealized Gain(Loss)

On investments                                     (1.96)     (.55)    .95     .15

                                                    -----     -----   -----   -----

Total From Investment Operations

         (1.92)     (.42)   1.09     .17

  Distributions from:

      Net Investment Income                        (0.03)     (.12)   (.14)   (.02)

      Realized gains                                  -       (.04)     -       -

      Return of capital

            -       (.08)   (.07)     -

Net Asset value, End of period                    $ 8.42    $10.37  $11.03  $10.15

Total Return ***                                 (-18.49%)   (3.83%) 10.73%   1.73%

Ratios and Supplemental Data:

Net Assets, End of Year                         $966,656 $1,151,191 $966,512 $712,363

Ratio of Expenses, after reimbursement

To Average Net Assets                              1.40%      1.40%   1.40%    1.40%a

Ratio of Expenses, before reimbursement

To Average Net Assets                              2.75%      2.69%   3.22%   11.21%a

Ratio of Net Investment Income to

Average Net Assets                                 0.33%      1.19%   1.46%    1.68%a

Portfolio Turnover Rate (%)                       59.66%     18.09%   5.33%    0.00%

a = annualized

*For the period from October 31, 2005 (commencement of investment operations)

 to December 31, 2005

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements

December 31, 2008

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004.  The Fund commenced investment operations October 31, 2005. The Fund is authorized to issue 100,000,000 shares of $.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

Security Valuations:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

December 31, 2008

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for operations during the reporting. Actual results could differ from these estimates.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

December 31, 2008

2.

INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.  The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2 % of the first $10 million in net assets and less than 1.5% of the next $20 million of net assets per year. This expense cap shall remain in effect in perpetuity and can only be terminated by the Fund. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office, transfer agent and custodian fees. The Adviser will serve as the Fund's transfer agent at no cost to the Fund except for out of pocket expenses. A management fee of $11,091 accrued to the Advisor for the year ended December 31, 2008. For the year ended December 31, 2008, the Advisor reimbursed the Fund $15,071 for expenses in excess of 1.4% of the average annual net assets. The 1.4% expense cap was voluntary on the part of the Adviser.

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

3.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 2008 were $679,234 and $460,308 respectively.

At December 31, 2008 net unrealized depreciation for Federal income tax purposes aggregated $190,972 of which $25,793 related to unrealized appreciation of securities and $216,765 related to unrealized depreciation of securities.  The cost of investments at December 31, 2008 for Federal income tax purposes was $1,078,083 excluding short-term investments.

4.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2008, there were 100,000,000 shares of $.001 per value capital stock authorized.  The total par value and paid-in capital totaled $1,179,150. Transactions in capital stock were as follows for the years ended December 31, 2008 and December 31, 2007:

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

December 31, 2008

4.

CAPITAL SHARE TRANSACTIONS (Continued)

                               December 31, 2008       December 31, 2007

                            Shares      Amount         Shares      Amount

                          --------------------------   -------------------

Shares Sold                 3,747     $ 38,125          24,640    $281,381

Shares issued in

Reinvestment of dividends     438        3,692           2,492      25,844

Shares Redeemed              (478)      (5,000)         (3,674)    (41,042)

                            --------   ---------       --------    --------

Net Increase

    3,707     $ 36,817          23,458    $266,183

                            ========   =========       ========    ========

5.   FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

For Federal income tax purposes, the cost of investment in securities owned at December 31, 2008 was $1,111,929 including short-term investments. As of December 31, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

  $     270

            Accumulated net realized losses from investments  $(21,792)

            Unrealized depreciation

              $(190,972)

The Fund paid a net investment income distribution of $.032 per share to shareholders of record on December 31, 2008, for a total distribution of $3,692.  The tax character of the distribution paid was as follows:

Ordinary Income

$3,692

The Fund has an accumulated loss carryover as of December 31, 2008 of $21,792 which will expire December 31, 2016.

6.   FAIR VALUE MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

December 31, 2008

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

      * Level 1 - quoted prices in active markets for identical investments.

      * Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

                  credit risk, etc.)

      * Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

                                    Investments          Other

                                    in                   Financial

      Level                         Securities           Instruments *

      -----                         ----------           -----------

      Level 1                       $920,957             $       0

      Level 2                              0                     0

      Level 3                              0                     0

                                    ----------           -----------

      Total                         $920,957           $         0

                                    ==========           ===========

   * Other financial instruments are derivative instruments not reflected in the

     Portfolio of Investments, such as futures forwards and swap contracts,

     which are valued at the unrealized appreciation / depreciation on the instrument

7.   ACCOUNTING FOR UNCERTAINTY OF INCOME TAXES

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

8.   NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

  of Bread & Butter Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the Bread & Butter Fund, Inc., (the "Fund") including the schedule of investments, as of December 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the three years in the period then ended and for the period from October 31, 2005 (commencement of investment operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bread & Butter Fund, Inc. as of December 31, 2008 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

February 21, 2009

BREAD & BUTTER FUND, INC.

Expenses

December 31, 2008

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 to December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expense may not be used to estimate the actual ending account balance or expense you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other Funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

                                                       Expenses Paid

                Beginning

    Ending

             During Period*

                Account Value     Account Value        July 1, 2008 to

                July 1, 2008      December 31, 2008    December 31, 2008

   ---------------    -----------------    -------------------

Actual

 $1,000.00

$  802.69

        $  6.34

Hypothetical

5% return

before expenses)   $1,000.00

$1,018.10

        $  7.10

*Expenses are equal to the Fund's annualized expense ratio of 1.40%,

multiplied by the average account value over the period, multiplied by

184 days/366 days[number of days in most that the Fund has been offered for sale - year/365 [or 366] (to reflect the one-half year period).

BREAD & BUTTER FUND, INC.

ADDITIONAL INFORMATION

December 31, 2008

PROXY VOTING GUIDELINES

Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on June 21, 2008, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Adviser.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT

ADVISOR

The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Adviser under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISER

The Directors considered the Fund's management fee and total expense ratio relative to industry averages.  The willingness of the Adviser to absorb initial formation expenses as well as absorbing expenses beyond contract terms has shown effort to be competitive on a fee basis.

CONCLUSIONS

Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund is set forth below.  The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585.  Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

INTERESTED DIRECTOR

Name & Age        Position  Term/Time    Principal Occupation     Other Public

                            On Board     During last 5 Years      Company

                                                                  Directorships

------------      --------  -----------  -------------------      ------------

Jeffrey E Potkul   Director  1 Year Term  Manager - Health           None

Age 42                         3 Years    Economics & Reimbursement

                                          Ethicon/Johnson & Johnson

INDEPENDENT DIRECTORS

Donald J McDermott Director  1 Year Term  Retired Professor Biology  None

Age 78             Chairman    3 Years    Essex County

                   of the                 College

                   Board

Frank J Figurski   Director  1 Year Term  Network Administrator      None

Age 45                         3 Years    Celgene Corp.

Theodore J Moskala Director  1 Year Term  President                  None

Age 44                         3 Years    Nittany Management, Inc.

Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund’s Investment Adviser. Jeffrey E  Potkul is the brother of James B Potkul, who is the President of the Fund and of the Fund’s Adviser.

Investment Adviser

Potkul Capital Management, LLC.

3633 Hill Rd. 3rd flr.

Parsippany, NJ  07054

Custodian

Huntington National Bank

7 Easton Oval/EA4E95

Columbus,  OH  43219

Transfer Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44117

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

The Galleria

2 Bridge Avenue

Red Bank, NJ  07701

This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bread & Butter Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

ITEM 2.  CODE OF ETHICS – filed herewith under exhibits

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT – Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the    report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANIES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS- Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES – Not applicable.

ITEM 12.  EXHIBITS.

 (a)   (1)      EX-99.CODE ETH.  Filed herewith.

(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley

  Act of 2002.  ex-99cert  Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley

 Act of 2002.  ex-99.906cert   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/ James B. Potkul

--------------------------

       James B. Potkul

       President/Principal Financial Officer

Date 02/25/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

------------------------

       James B. Potkul

       President/Principal Financial Officer

Date 02/25/2009